Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Liabilities [Line Items]
Foreign currency exchange differences	$ 3,085,739	$ (3,055,807)	$ 8,822,301
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging income) at beginning of year	(74,214,318)	(44,278,685)	(85,790,673)
Foreign currency exchange differences recorded in net equity	(28,251,471)	(41,257,222)	28,878,949
Recognition of foreign currency exchange differences in profit (loss)	8,503,129	11,321,589	12,633,039
Balance in hedging reserves (hedging income) at year end	$ (93,962,660)	$ (74,214,318)	$ (44,278,685)